General Principles for the Preparation of the Financial Statements - Schedule of Accounting Standards and Interpretations (Details)	12 Months Ended
Mar. 31, 2026
IFRS 19 Subsidiaries without Public Accountability: Disclosures [Member]
Schedule of Accounting Standards and Interpretations [Line Items]
IFRSs and/or IC Interpretations (Including The Consequential Amendments)	IFRS 19 Subsidiaries without Public Accountability: Disclosures
Effective Date	Jan. 01, 2027
IFRS 18 Presentation and Disclosure in Financial Statements [Member]
Schedule of Accounting Standards and Interpretations [Line Items]
IFRSs and/or IC Interpretations (Including The Consequential Amendments)	IFRS 18 Presentation and Disclosure in Financial Statements
Effective Date	Jan. 01, 2027
Annual Improvements of IFRS Accounting Standards – Volume 11 [Member]
Schedule of Accounting Standards and Interpretations [Line Items]
IFRSs and/or IC Interpretations (Including The Consequential Amendments)	Annual Improvements of IFRS Accounting Standards – Volume 11
Effective Date	Jan. 01, 2026
Amendments to IFRS 9 and IFRS 7 Amendments to the Classification and Measurement of Financial Instruments [Member]
Schedule of Accounting Standards and Interpretations [Line Items]
IFRSs and/or IC Interpretations (Including The Consequential Amendments)	Amendments to IFRS 9 and IFRS 7 Amendments to the Classification and Measurement of Financial Instruments
Effective Date	Jan. 01, 2026
Amendment to IAS 21 Lack of Exchangeability [Member]
Schedule of Accounting Standards and Interpretations [Line Items]
IFRSs and/or IC Interpretations (Including The Consequential Amendments)	Amendment to IAS 21 Lack of Exchangeability
Effective Date	Jan. 01, 2025
Amendments to IFRS 10 and IFRS 28: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture [Member]
Schedule of Accounting Standards and Interpretations [Line Items]
IFRSs and/or IC Interpretations (Including The Consequential Amendments)	Amendments to IFRS 10 and IFRS 28: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Effective Date	Deferred